Risk management - Regulatory Capital Other Information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
IFRS Leverage Ratios [Abstract]
Level 1 Capital (millions of euros)	€ 77,915	€ 77,716
Exposure (millions of euros)	€ 1,552,573	€ 1,489,094
Leverage Ratio (as a percent)	5.02%	5.22%